Costs	12 Months Ended
Jun. 30, 2019
Costs
Costs
25.	Costs

	06.30.19	06.30.18	06.30.17
Other operative costs	17	25	34
Cost of property operations	17	25	34
Beef	3,610	3,178	2,733
Crops	4,310	3,074	2,544
Sugarcane	1,617	1,363	771
Cattle	507	524	346
Supplies	553	232	179
Dairy	-	120	191
Consignment	93	47	101
Advertising and brokerage fees	278	215	213
Agricultural rental and other services	186	279	145
Costs of agricultural sales and services	11,154	9,032	7,223
Trading properties and developments	4,931	2,943	3,154
Communication services	22,237	18,670	18,589
Sale of communication equipment	7,447	5,951	5,972
Rental and services	5,679	5,377	6,107
Hotel operations, tourism services and others	1,725	1,720	1,550
Total costs	53,190	43,718	42,629